CONDENSED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 10, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 10, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ (2,865)		(286,464,805)		(286,467,670)
Change in value of Class A ordinary shares subject to possible redemption (in shares)	(28,646,767)
Net income	$ 0	$ 0	0	(1,767,451)	(1,767,451)
Balance at the end at Dec. 31, 2020	$ 585	$ 863	6,766,010	(1,767,451)	5,000,007
Balance at the end (in shares) at Dec. 31, 2020	5,853,233	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A ordinary shares subject to possible redemption	$ (161)		(16,083,729)		(16,083,890)
Change in value of Class A ordinary shares subject to possible redemption (in shares)	(1,608,389)
Net income				16,083,886	16,083,886
Balance at the end at Mar. 31, 2021	$ 424	$ 863	$ (9,317,719)	$ 14,316,435	$ 5,000,003
Balance at the end (in shares) at Mar. 31, 2021	4,244,844	8,625,000